Subsequent events (Details) - USD ($)	1 Months Ended
	Oct. 20, 2022	Oct. 26, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
Capital increase	$ 3
Issuance common shares. (in Shares)	650,808
Total amount		$ 500,000,000